Finance income (expense) (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule For Finance Income And Expense [Line Items]
Interest received	$ 78	$ 43	$ 1,731
Other interest, net and banking fees	(29)	(21)	(46)
Finance income (expense) (paid) received	$ 49	$ 22	$ 1,685